Mortgage Notes Payable (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	7 Months Ended	0 Months Ended		12 Months Ended				12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 05, 2013 Kingstowne One [Member]	Dec. 31, 2013 140 Kendrick [Member]	May 31, 2013 767 5th Avenue (The General Motors Building) [Member]	Dec. 31, 2013 767 5th Avenue (The General Motors Building) [Member]	Feb. 20, 2013 Montvale Center [Member]	Feb. 20, 2013 Montvale Center [Member]	Dec. 31, 2013 Fixed Rate Mortgages [Member]	Dec. 31, 2012 Fixed Rate Mortgages [Member]	Dec. 31, 2013 Variable Rate Mortgages [Member]	Dec. 31, 2012 Variable Rate Mortgages [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	May 31, 2013 Mezzanine Debt [Member] 767 5th Avenue (The General Motors Building) [Member]	May 31, 2013 First Mortgage [Member] 767 5th Avenue (The General Motors Building) [Member]	Dec. 31, 2013 Company [Member] 767 5th Avenue (The General Motors Building) [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member] 767 5th Avenue (The General Motors Building) [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable	$ 4,449,734,000	$ 3,102,485,000								$ 4,400,000,000	$ 3,100,000,000
Number Real Estate Assets Used For Mortgage Loan Collateral														1	1
Final maturity date of mortgage notes	Apr. 10, 2022
Contractual interest rate range, minimum										4.75%	4.75%
Contractual interest rate range, maximum										7.69%	9.93%
Contractual interest rate weighted average interest rate										5.70%	5.65%
Number of variable rate mortgage loans												0	0
London Interbank Offered Rate												0.17%	0.21%
Maturity date	Feb. 15, 2014			May 05, 2013	Jul. 01, 2013	Jun. 09, 2017										Oct. 07, 2017	Oct. 07, 2017
Outside members' notes payable	180,000,000	0				450,000,000												180,000,000	270,000,000
Amount of debt extinguished									25,000,000
Gain on forgiveness of debt from discontinued operations	20,736,000	0	0					20,700,000
Repayments of mortgage notes payable	80,311,000	253,877,000	1,251,841,000	17,000,000	47,600,000
Interest at a fixed rate (percent)	3.625%			5.96%	7.51%	11.00%										6.02%	5.95%
Penalty for early repayment of debt				0.0	0
Gains (losses) from early extinguishments of debt	122,000	(4,453,000)	(1,494,000)		300,000
Debt recorded upon consolidation																306,000,000	1,300,000,000
Number Of Mortgage Loans Accounted For Fair Value	4	5
Outstanding balance of mortgage loans accounted for at fair value	2,200,000,000	951,500,000
nterest Expense Decrease Due To Recording Mortgage Loans At Fair Value	34,400,000	7,000,000	9,200,000
Cumulative Liability Related to the Fair Value of Debt Adjustment	191,200,000	38,600,000
Mortgage Loans Accounted For At Fair Value Upon Consolidation																311,700,000	1,500,000,000
Interest Rate Used To Account For Mortgage Loan At Fai rValue Upon Consolidation																5.53%	2.44%
Interest Payable	167,523,000	72,461,000				175,800,000												76,400,000	114,500,000
Interest Expense, Related Party							$ 16,000,000